Primary and secondary segments reporting - Schedule of condensed balance sheets and condensed income statements by secondary segments (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance sheet (condensed)
Total assets		€ 1,837,081.0	€ 1,797,062.0	€ 1,734,659.0
Total liabilities		1,729,754.0	1,692,821.0	1,637,074.0
Total equity		107,327.0	104,241.0	97,585.0	€ 97,053.0
Other customer funds under management		230,485.0	209,737.0	181,880.0
Other non-managed marketed customer funds		62,002.0	50,036.0	48,379.0
Underlying income statement (condensed)
Net interest income		46,668.0	43,261.0	38,619.0
Net fee income		13,010.0	12,057.0	11,790.0
Gains (losses) on financial transactions		2,273.0	2,633.0	1,653.0
Other operating income		(75.0)	(528.0)	55.0
Total income		61,876.0	57,423.0	52,117.0
Administrative expenses, depreciation and amortisation		(26,034.0)	(25,425.0)	(23,903.0)
Net operating income		35,842.0	31,998.0	28,214.0
Net loan-loss provisions		(12,685.0)	(12,932.0)	(10,836.0)
Other gains (losses) and provisions		(4,130.0)	(2,607.0)	(2,128.0)
Operating profit/(loss) before tax	€ 6,549.0	19,027.0	16,459.0	15,250.0
Tax on profit	€ (373.0)	(5,283.0)	(4,276.0)	(4,486.0)
Profit/(loss) from continuing operations		13,744.0	12,183.0	10,764.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		13,744.0	12,183.0	10,764.0
Non-controlling interests		(1,170.0)	(1,107.0)	(1,159.0)
Attributable profit to the parent		12,574.0	11,076.0	9,605.0
Provision (release) corresponding to results from commitments and contingent risks			(24.0)	(27.0)
Intra-group eliminations
Balance sheet (condensed)
Total assets		(180,815.0)	(199,660.0)	(218,301.0)
Total liabilities		(91,916.0)	(108,854.0)	(126,078.0)
Total equity		(88,899.0)	(90,806.0)	(92,223.0)
Other customer funds under management		0.0	0.0	0.0
Other non-managed marketed customer funds		0.0	0.0	0.0
Underlying results
Underlying income statement (condensed)
Net interest income		46,668.0	43,261.0	38,619.0
Net fee income		13,010.0	12,057.0	11,790.0
Gains (losses) on financial transactions		2,273.0	2,633.0	1,653.0
Other operating income		260.0	(304.0)	92.0
Total income		62,211.0	57,647.0	52,154.0
Administrative expenses, depreciation and amortisation		(26,034.0)	(25,425.0)	(23,903.0)
Net operating income		36,177.0	32,222.0	28,251.0
Net loan-loss provisions		(12,333.0)	(12,458.0)	(10,509.0)
Other gains (losses) and provisions		(4,817.0)	(3,066.0)	(2,492.0)
Operating profit/(loss) before tax		19,027.0	16,698.0	15,250.0
Tax on profit		(5,283.0)	(4,489.0)	(4,486.0)
Profit/(loss) from continuing operations		13,744.0	12,209.0	10,764.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		13,744.0	12,209.0	10,764.0
Non-controlling interests		(1,170.0)	(1,133.0)	(1,159.0)
Attributable profit to the parent		12,574.0	11,076.0	9,605.0
Europe | Operating segment
Balance sheet (condensed)
Total assets		984,151.0	955,344.0	958,207.0
Total liabilities		940,831.0	911,173.0	915,167.0
Total equity		43,320.0	44,171.0	43,040.0
Other customer funds under management		129,784.0	111,933.0	100,178.0
Other non-managed marketed customer funds		34,610.0	26,390.0	23,305.0
Europe | Underlying results
Underlying income statement (condensed)
Net interest income		16,720.0	15,910.0	12,565.0
Net fee income		4,659.0	4,399.0	4,493.0
Gains (losses) on financial transactions		1,357.0	1,033.0	821.0
Other operating income		774.0	97.0	151.0
Total income		23,510.0	21,439.0	18,030.0
Administrative expenses, depreciation and amortisation		(9,407.0)	(9,030.0)	(8,523.0)
Net operating income		14,102.0	12,409.0	9,507.0
Net loan-loss provisions		(1,862.0)	(2,533.0)	(2,396.0)
Other gains (losses) and provisions		(2,111.0)	(1,681.0)	(1,629.0)
Operating profit/(loss) before tax		10,129.0	8,195.0	5,482.0
Tax on profit		(3,065.0)	(2,371.0)	(1,492.0)
Profit/(loss) from continuing operations		7,064.0	5,824.0	3,990.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		7,064.0	5,824.0	3,990.0
Non-controlling interests		(420.0)	(342.0)	(179.0)
Attributable profit to the parent		6,644.0	5,482.0	3,811.0
North America | Operating segment
Balance sheet (condensed)
Total assets		307,801.0	294,827.0	288,595.0
Total liabilities		283,200.0	271,183.0	262,931.0
Total equity		24,601.0	23,644.0	25,664.0
Other customer funds under management		21,613.0	18,733.0	15,571.0
Other non-managed marketed customer funds		21,331.0	18,503.0	20,908.0
North America | Underlying results
Underlying income statement (condensed)
Net interest income		10,330.0	10,159.0	9,705.0
Net fee income		2,594.0	2,192.0	1,958.0
Gains (losses) on financial transactions		747.0	505.0	204.0
Other operating income		243.0	318.0	449.0
Total income		13,915.0	13,174.0	12,316.0
Administrative expenses, depreciation and amortisation		(6,701.0)	(6,465.0)	(5,871.0)
Net operating income		7,214.0	6,708.0	6,445.0
Net loan-loss provisions		(3,786.0)	(3,733.0)	(2,538.0)
Other gains (losses) and provisions		(336.0)	(138.0)	(118.0)
Operating profit/(loss) before tax		3,091.0	2,837.0	3,789.0
Tax on profit		(509.0)	(468.0)	(869.0)
Profit/(loss) from continuing operations		2,582.0	2,369.0	2,920.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		2,582.0	2,369.0	2,920.0
Non-controlling interests		(3.0)	(15.0)	(43.0)
Attributable profit to the parent		2,579.0	2,354.0	2,877.0
South America | Operating segment
Balance sheet (condensed)
Total assets		311,218.0	325,049.0	292,925.0
Total liabilities		285,790.0	299,155.0	268,417.0
Total equity		25,428.0	25,894.0	24,508.0
Other customer funds under management		77,846.0	78,076.0	65,251.0
Other non-managed marketed customer funds		1,165.0	1,087.0	1,077.0
South America | Underlying results
Underlying income statement (condensed)
Net interest income		15,566.0	13,040.0	12,979.0
Net fee income		4,864.0	4,684.0	4,515.0
Gains (losses) on financial transactions		601.0	1,280.0	1,291.0
Other operating income		(1,247.0)	(1,033.0)	(761.0)
Total income		19,783.0	17,971.0	18,024.0
Administrative expenses, depreciation and amortisation		(6,943.0)	(6,920.0)	(6,675.0)
Net operating income		12,841.0	11,050.0	11,349.0
Net loan-loss provisions		(5,478.0)	(5,401.0)	(5,041.0)
Other gains (losses) and provisions		(1,369.0)	(1,041.0)	(544.0)
Operating profit/(loss) before tax		5,993.0	4,608.0	5,764.0
Tax on profit		(1,617.0)	(1,121.0)	(1,549.0)
Profit/(loss) from continuing operations		4,376.0	3,487.0	4,215.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		4,376.0	3,487.0	4,215.0
Non-controlling interests		(513.0)	(449.0)	(557.0)
Attributable profit to the parent		3,863.0	3,038.0	3,658.0
DCB Europe | Operating segment
Balance sheet (condensed)
Total assets		173,775.0	166,796.0	151,015.0
Total liabilities		160,264.0	153,355.0	137,986.0
Total equity		13,512.0	13,441.0	13,029.0
Other customer funds under management		1,243.0	996.0	880.0
Other non-managed marketed customer funds		4,896.0	4,057.0	3,089.0
DCB Europe | Underlying results
Underlying income statement (condensed)
Net interest income		4,361.0	4,193.0	4,022.0
Net fee income		902.0	796.0	843.0
Gains (losses) on financial transactions		(24.0)	117.0	60.0
Other operating income		440.0	396.0	344.0
Total income		5,679.0	5,502.0	5,269.0
Administrative expenses, depreciation and amortisation		(2,604.0)	(2,618.0)	(2,462.0)
Net operating income		3,075.0	2,884.0	2,807.0
Net loan-loss provisions		(1,209.0)	(792.0)	(544.0)
Other gains (losses) and provisions		(735.0)	(72.0)	(27.0)
Operating profit/(loss) before tax		1,131.0	2,019.0	2,236.0
Tax on profit		(255.0)	(493.0)	(549.0)
Profit/(loss) from continuing operations		876.0	1,526.0	1,687.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		876.0	1,526.0	1,687.0
Non-controlling interests		(234.0)	(327.0)	(379.0)
Attributable profit to the parent		642.0	1,199.0	1,308.0
Corporate Centre | Unallocated amounts
Balance sheet (condensed)
Total assets		240,948.0	254,705.0	262,218.0
Total liabilities		151,585.0	166,809.0	178,651.0
Total equity		89,363.0	87,896.0	83,567.0
Other customer funds under management		0.0	0.0	0.0
Other non-managed marketed customer funds		0.0	0.0	0.0
Corporate Centre | Underlying results
Underlying income statement (condensed)
Net interest income		(308.0)	(41.0)	(652.0)
Net fee income		(11.0)	(13.0)	(19.0)
Gains (losses) on financial transactions		(408.0)	(302.0)	(723.0)
Other operating income		50.0	(83.0)	(91.0)
Total income		(676.0)	(439.0)	(1,485.0)
Administrative expenses, depreciation and amortisation		(379.0)	(391.0)	(372.0)
Net operating income		(1,055.0)	(829.0)	(1,857.0)
Net loan-loss provisions		3.0	2.0	10.0
Other gains (losses) and provisions		(265.0)	(134.0)	(174.0)
Operating profit/(loss) before tax		(1,317.0)	(961.0)	(2,021.0)
Tax on profit		162.0	(36.0)	(27.0)
Profit/(loss) from continuing operations		(1,155.0)	(998.0)	(2,048.0)
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		(1,155.0)	(998.0)	(2,048.0)
Non-controlling interests		1.0	0.0	1.0
Attributable profit to the parent		€ (1,154.0)	€ (998.0)	€ (2,049.0)